Employee Benefit Plans - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (478)	$ (267)
Plan expense recognized in income statement:
Plan expense recognized in income statement:	(47)	(57)
Actuarial (losses) gains	0	(162)
Exchange differences	2	(24)
Contributions paid	33	32
End of period	(490)	(478)
Net plan surpluses recognized in non-current assets	45	48
Net plan obligations recognized in non-current liabilities	(535)	(526)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(397)	(171)
Plan expense recognized in income statement:
Plan expense recognized in income statement:	(42)	(54)
Actuarial (losses) gains	(9)	(173)
Exchange differences	2	(25)
Contributions paid	28	26
End of period	(418)	(397)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(81)	(96)
Plan expense recognized in income statement:
Plan expense recognized in income statement:	(5)	(3)
Actuarial (losses) gains	9	11
Exchange differences	0	1
Contributions paid	5	6
End of period	$ (72)	$ (81)